Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,545	$ 1,540	$ 252
Restricted deposit	21	20	64
Short-term deposit			2,308
Trade receivables	14	10	19
Other accounts receivable	371	1,079	298
Investments in short-term financial assets		517
Loans to related parties	644	4,224
Inventory	154	113	415
Total current assets	2,749	7,503	3,356
NON-CURRENT ASSETS:
Intangible asset, net	1,383	1,479	3,006
Related parties			2,448
Investment in company account for at equity	640	952	1,196
Investments in financial assets	326	354	403
Property and equipment, net	41	59	73
Total non-current assets	2,390	2,844	7,126
Total assets	5,139	10,347	10,482
CURRENT LIABILITIES:
Trade payables	808	816	1,164
Other accounts payable	210	205	253
Convertible debenture	2,086
Warrants	1,568		345
Other short-term liability	341	341
Lease liability	25	37	38
Total current liabilities	5,038	1,399	1,800
NON-CURRENT LIABILITIES
Related party	182
Lease liability		9	26
Total non-liabilities	182	9	26
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	71,012	70,886	67,258
Reserve from share-based payment transactions	6,012	5,746	5,298
Warrants	5,190	5,190	5,190
Foreign currency translation reserve	497	497	497
Transactions with non-controlling interests	810	810	810
Accumulated deficit	(84,303)	(74,975)	(72,133)
Total equity attributable to equity holders of the company	(782)	8,154	6,920
Non-controlling interests	701	785	1,736
Total equity (deficiency)	(81)	8,939	8,656
Total liabilities and equity	$ 5,139	$ 10,347	$ 10,482